Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Stock and Paid-in Capital	Common Stock and Paid-in Capital Class A	Common Stock and Paid-in Capital Class B	Accumulated Deficit
Beginning Balance, shares (in shares) at Dec. 31, 2018		33,570
Beginning Balance at Dec. 31, 2018	$ 946,933		$ 1,207,397	$ 88,532	$ (348,996)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	41,362				41,362
Equity-based compensation (in shares)		85
Equity-based compensation	1,660		1,660
Adjustments to Additional Paid in Capital, Stock Split	(35)		(34)		(1)
Ending Balance, shares (in shares) at Dec. 31, 2019		33,655
Ending Balance at Dec. 31, 2019	989,920		1,209,023	88,532	(307,635)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	87,317				87,317
Equity-based compensation (in shares)		83
Equity-based compensation	1,665		1,665
Ending Balance, shares (in shares) at Dec. 31, 2020		33,738
Ending Balance at Dec. 31, 2020	1,078,902		1,210,688	88,532	(220,318)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(242,372)				(242,372)
Equity-based compensation (in shares)		51
Equity-based compensation	1,882		1,882
Ending Balance, shares (in shares) at Dec. 31, 2021		33,789
Ending Balance at Dec. 31, 2021	$ 838,412		$ 1,212,570	$ 88,532	$ (462,690)